Cover	Dec. 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2025
Entity File Number	811-22853
Entity Registrant Name	ArrowMark Financial Corp.
Entity Central Index Key	0001578987
Entity Tax Identification Number	90-0934878
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Fillmore Street
Entity Address, Address Line Two	Suite 325
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80206
City Area Code	303
Local Phone Number	398-2929
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	BANX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false